Guarantor and Non-Guarantor Supplemental Financial Information - Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Eliminations
Current assets:
Cash and cash equivalents	$ 0	$ 0
Accounts receivable (net of allowance for doubtful accounts of $1,541 and $1,186, respectively)	0	0
Prepaid expenses	0	0
Due from Travelport, net		0
Other current assets	(175)	0
Total current assets	(175)	0
Property and equipment (net of accumulated depreciations of $302,031 and $334,720)	0	0
Goodwill	0	0
Trademarks and trade names	0	0
Other intangible assets, net	0	0
Intercompany receivable, non-current	(36,749)	(168,178)
Deferred income taxes, non-current	0	0
Restricted cash	0	0
Investment in subsidiaries	(40,319)
Other non-current assets	0	0
Total Assets	(77,243)	(168,178)
Current liabilities:
Accounts payable	0	0
Accrued merchant payable	0	0
Accrued expenses	0	0
Deferred income	0	0
Term loan, current	0	0
Other current liabilities	(175)	0
Total current liabilities	(175)	0
Term loan, non-current	0	0
Intercompany liabilities, non-current	(36,749)	(168,178)
Commitment to fund		(59,463)
Tax sharing liability	0	0
Other non-current liabilities	0	0
Total Liabilities	(36,924)	(227,641)
Total Shareholders’ Equity	(40,319)	59,463
Total Liabilities and Shareholders’ Equity	(77,243)	(168,178)
Guarantor
Current assets:
Cash and cash equivalents	214,340	87,889	$ 151,852	$ 53,627
Guarantor | Reportable Legal Entities
Current assets:
Cash and cash equivalents	214,340	87,889
Accounts receivable (net of allowance for doubtful accounts of $1,541 and $1,186, respectively)	118,216	81,463
Prepaid expenses	8,720	7,120
Due from Travelport, net		13,490
Other current assets	32,920	15,940
Total current assets	374,196	205,902
Property and equipment (net of accumulated depreciations of $302,031 and $334,720)	105,495	106,816
Goodwill	351,098	351,098
Trademarks and trade names	83,065	83,065
Other intangible assets, net	1,144	1,300
Intercompany receivable, non-current	36,749	168,178
Deferred income taxes, non-current	131,474	132,220
Restricted cash	65,206	69,246
Investment in subsidiaries	40,319
Other non-current assets	11,927	38,235
Total Assets	1,200,673	1,156,060
Current liabilities:
Accounts payable	15,919	11,606
Accrued merchant payable	457,541	331,120
Accrued expenses	132,006	130,024
Deferred income	39,939	28,841
Term loan, current	24,100	25,871
Other current liabilities	6,145	799
Total current liabilities	675,650	528,261
Term loan, non-current	405,499	421,879
Intercompany liabilities, non-current	0	0
Commitment to fund		59,463
Tax sharing liability	55,415	61,289
Other non-current liabilities	14,123	14,070
Total Liabilities	1,150,687	1,084,962
Total Shareholders’ Equity	49,986	71,098
Total Liabilities and Shareholders’ Equity	1,200,673	1,156,060
Non-Guarantor
Current assets:
Cash and cash equivalents	90,458	100,593	112,815	63,758
Non-Guarantor | Reportable Legal Entities
Current assets:
Cash and cash equivalents	90,458	100,593
Accounts receivable (net of allowance for doubtful accounts of $1,541 and $1,186, respectively)	43,124	35,977
Prepaid expenses	2,086	2,919
Due from Travelport, net		2,021
Other current assets	1,347	1,620
Total current assets	137,015	143,130
Property and equipment (net of accumulated depreciations of $302,031 and $334,720)	4,640	5,016
Goodwill	0	0
Trademarks and trade names	6,697	6,825
Other intangible assets, net	0	0
Intercompany receivable, non-current	0	0
Deferred income taxes, non-current	3,621	3,587
Restricted cash	27,338	28,564
Investment in subsidiaries	0
Other non-current assets	526	965
Total Assets	179,837	188,087
Current liabilities:
Accounts payable	4,318	2,348
Accrued merchant payable	46,844	34,942
Accrued expenses	33,602	28,730
Deferred income	17,395	11,975
Term loan, current	0	0
Other current liabilities	0	745
Total current liabilities	102,159	78,740
Term loan, non-current	0	0
Intercompany liabilities, non-current	36,749	168,178
Commitment to fund		0
Tax sharing liability	0	0
Other non-current liabilities	610	632
Total Liabilities	139,518	247,550
Total Shareholders’ Equity	40,319	(59,463)
Total Liabilities and Shareholders’ Equity	179,837	188,087
Orbitz
Current assets:
Cash and cash equivalents	304,798	188,482	$ 264,667	117,385
Accounts receivable (net of allowance for doubtful accounts of $1,541 and $1,186, respectively)	161,340	117,440
Prepaid expenses	10,806	10,039
Due from Travelport, net		15,511
Other current assets	34,092	17,560
Total current assets	511,036	349,032
Property and equipment (net of accumulated depreciations of $302,031 and $334,720)	110,135	111,832
Goodwill	351,098	351,098		345,388
Trademarks and trade names	89,762	89,890
Other intangible assets, net	1,144	1,300		89
Intercompany receivable, non-current	0	0
Deferred income taxes, non-current	135,095	135,807
Restricted cash	92,544	97,810
Investment in subsidiaries	0
Other non-current assets	12,453	39,200
Total Assets	1,303,267	1,175,969
Current liabilities:
Accounts payable	20,237	13,954
Accrued merchant payable	504,385	366,062
Accrued expenses	165,608	158,754
Deferred income	57,334	40,816
Term loan, current	24,100	25,871
Other current liabilities	5,970	1,544
Total current liabilities	777,634	607,001
Term loan, non-current	405,499	421,879
Intercompany liabilities, non-current	0	0
Commitment to fund		0
Tax sharing liability	55,415	61,289
Other non-current liabilities	14,733	14,702
Total Liabilities	1,253,281	1,104,871
Total Shareholders’ Equity	49,986	71,098		$ 41,722
Total Liabilities and Shareholders’ Equity	$ 1,303,267	$ 1,175,969